Notes Payable (Narrative) (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Bankers' acceptances	$ 5,889	¥ 41,000
Weifang Bank [Member]
Deposits at SPD Bank	3,663	25,500
Line of Credit Facility, Maximum Borrowing Capacity	$ 13,817	¥ 95,000